Lease Arrangements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee Lease Description [Line Items]
Right-of-use assets (Notes 9 and 18)	$ 244	$ 484
Operating lease expense	486	499
Office Premise
Lessee Lease Description [Line Items]
Right-of-use assets (Notes 9 and 18)	$ 127	$ 450
Minimum
Lessee Lease Description [Line Items]
Discount rates for lease liabilities	1.44%	1.44%
Minimum | Office Premise
Lessee Lease Description [Line Items]
Lease term	2 years	2 years
Maximum
Lessee Lease Description [Line Items]
Discount rates for lease liabilities	3.50%	3.60%
Maximum | Office Premise
Lessee Lease Description [Line Items]
Lease term	5 years	5 years